Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 31	£ 33	£ 37
Interest cost	(5)	(18)	(4)
Past service cost	1	1	2
Remeasurement:
- Actuarial movements arising from changes in demographic assumptions	151	(30)	67
- Actuarial movements arising from experience adjustments	11	80	202
- Actuarial movements arising from changes in financial assumptions	(700)	(2,025)	211
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(11,082)	(9,004)
Current service cost	(30)	(23)
Interest cost	(305)	(333)
Employer salary sacrifice contributions	(6)	(7)
Past service cost	(1)	(1)
Remeasurement:
- Actuarial movements arising from changes in demographic assumptions	151	(30)
- Actuarial movements arising from experience adjustments	11	80
- Actuarial movements arising from changes in financial assumptions	(700)	(2,025)
Benefits paid	392	271
Ending balance	(11,583)	(11,082)	£ (9,004)
Present Value of Defined Benefit Obligation [member] | Other Subsidiaries [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(1)	(2)
Present Value of Defined Benefit Obligation [member] | Fellow Banco Santander Subsidiaries [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ (12)	£ (8)